CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (32,767)	$ (80,954)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	13	64
Share-based compensation	3,696	2,217
Change in fair value of contingent consideration	(50,200)	61,760
Intangibles impairment charge	27,764	0
Changes in operating assets and liabilities:
Accounts receivable (net)	20,939	(2,303)
Other receivables	(10,565)	0
Prepaid expenses and other current assets	17,719	(20,287)
Long term prepaid expenses	7,192	0
Unrealized loss on marketable securities	(281)	0
Other assets	81	0
Accounts payable	(1,186)	(1,875)
Accrued expenses and other liabilities	17,654	1,262
Deferred revenue	(1,500)	(1,500)
Net cash used in operating activities	(1,441)	(41,616)
Cash Flows from Investing Activities:
Purchase of marketable securities	(89,095)	0
Purchases of equipment	0	(49)
Net cash used in investing activities	(89,095)	(49)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock under ATM Offering, net of issuance costs	0	136,804
Proceeds from exercises of stock options	0	39
Proceeds from exercises of common stock warrants	0	469
Net cash provided by financing activities	0	137,312
Net increase (decrease) in cash, cash equivalents and restricted cash	(90,536)	95,647
Cash, cash equivalents and restricted cash - beginning of period	162,656	55,409
Cash, cash equivalents and restricted cash - end of period	72,120	151,056
Supplemental cash flow disclosure:
Cash paid for amounts included in the measurement of lease liabilities	86	87
Supplemental disclosure of non-cash investing activities:
Purchase of equipment included in accrued expenses	$ 0	$ 27